Document and Entity Information	12 Months Ended
Dec. 31, 2020
Cover [Abstract]
Entity Registrant Name	Grom Social Enterprises, Inc.
Entity Central Index Key	0001662574
Document Type	S-1/A
Amendment Flag	false
Entity Filer Category	Non-accelerated Filer
Entity Incorporation State Country Code	FL
Entity Small Business	true
Entity Emerging Growth	true
Entity Ex Transition Period	false